STOCKHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ DEFICIT

NOTE 11. STOCKHOLDERS’ EQUITY

On June 23, 2020 and July 31, 2020, we closed on two registered direct offerings for the purchase and sale of 4,352,941 of the Company’s ordinary shares, at a purchase price of $0.85 per share, for an aggregate purchase price of approximately $3.7 million and the purchase and sale of 3,555,556 of the Company’s ordinary shares, at a purchase price of $0.45 per share, for an aggregate purchase price of approximately $1.6 million, respectively. Chardan Capital Markets LLC acted as placement agent in both offerings. The net proceeds to the Company from the offerings, after deducting placement agent fees and estimated offering expenses, were approximately $3.328 million and $1.39 million, respectively.

On October 26, 2020, we filed Amended and Restated Memorandum and Articles of Association with the Registrar of Corporate Affairs of the British Virgins Islands to effect a 5-for-1 reverse stock split (the “Reverse Split”) of our ordinary shares. As a result of the Reverse Split, every five (5) ordinary shares were automatically combined into one (1) ordinary share. In connection with the Reverse Split, our par value per share was increased from $0.001 to $0.005. The number of common stock outstanding has been changed accordingly.

On September 16, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with ATW Opportunities Master Fund, L.P. (“ATW”) pursuant to which the Company agreed to sell for an aggregate purchase price of $2,700,000, an aggregate of 630,000 ordinary shares, par value $0.005 (“Ordinary Shares”) of the Company and a pre-funded warrant (the “Warrant”) to purchase 650,000 Ordinary Shares (the “Securities Purchase”). The closing of the Securities Purchase will be subject to customary closing conditions. The net proceeds from the Securities Purchase, after expenses, will be approximately $2.6 million, of which $1.5 million will be used to fund a loan to Fr8App (the “Fr8App Loan”) evidenced by a promissory note issued by Fr8App to the Company dated September 16, 2021 (the “Promissory Note”). In connection with the Fr8App Loan, Fr8App also issued the Company a warrant (the “Fr8App Warrant”) to purchase certain securities of Fr8App in an aggregate value of $2,700,000. The Company agreed to assign the Fr8App Warrant it received from Fr8App thereunder to ATW and executed a Warrant Assignment Agreement on the same date. The effectiveness of the Fr8App Loan and the Fr8App Warrant is contingent on the closing of the Securities Purchase by ATW. The Securities Purchase was consummated on September 28, 2021.

Pursuant to the terms and provisions of the Purchase Agreement, the Warrant was paid in full amount and same as offering price of the Ordinary Shares. On February 14, 2022, the 650,000 Ordinary Shares have been issued for the effectiveness of the Warrant.

The warrants issued in the private placement described above are exercisable for a fixed number of shares, and are classified as equity instruments under ASC 815-40-25-10. The Company accounted for the warrants issued in the private placement based on the fair value method under ASC Topic 505, and the fair value of the warrants was calculated using the Black-Scholes model under the following assumptions: estimated life of 5 years, volatility of 99.91%, risk-free interest rate of 1.02% and dividend yield of 0%. No estimate of forfeitures was made as the Company has a short history of granting options and warrants. The fair value of the warrants issued to investors at grant date was $3,312,887.04.

Grant date	September 28, 2021
Share price at date of grant	$5.26
Exercise price at date of grant	$0.001
Volatility	99.91%
Warrant life	5 years
Dividend yield	0%
Risk-free interest rate	1.02%
Average fair value at grant date	$5.26

The following is a summary of the warrant activity for the year ended December 31, 2021:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2021	-	-	-
Exercisable at January 1, 2021	-	-	-
Granted	650,000	0.001	5.00
Exercised/surrendered	(499,751)	0.001	4.75
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2021	150,249	$0.001	4.74
Exercisable at December 31, 2021	150,249	$0.001	4.74

Freight App Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ DEFICIT

NOTE 19 – STOCKHOLDERS’ DEFICIT

Prior to the closing of the Merger with Hudson, the Company’s authorized capitalization consisted of (i) 68,437,031 shares of Common stock, $0.00001 par value per share (“Common Stock”), (ii) 80,000 shares of Non-Voting Common Stock, $0.00001 par value per share (“Non-Voting Common Stock”), and (iii) 60,437,031 shares of Preferred Stock, $0.00001 par value per share (“Preferred Stock”), of which 19,958 shares were designated as Series Seed Preferred Stock, $0.00001 par value per share (“Series Seed Preferred Stock”), 7,991,078 were designated as Series A1-A Preferred Stock, $0.00001 par value per share (“Series A1-A Preferred Stock”), 3,167,474 shares were designated as Series A1-B Preferred Stock, $0.00001 par value per share (“Series A1-B Preferred Stock” and together with the Series A1-A Preferred Stock, the “Series A1 Preferred Stock”), 2,258,521 shares were designated as Series A2 Preferred Stock, $0.00001 par value per share (“Series A2 Preferred Stock”), 46,000,000 shares were designated as Series A3 Preferred Stock, $0.00001 par value per share (“Series A3 Preferred Stock”), and 1,000,000 shares were designated as Series A4 Preferred Stock, $0.00001 par value per share (the “Series A4 Preferred Stock”).

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 19 – STOCKHOLDERS’ DEFICIT (CONTINUED)

Holders of Common Stock are entitled to one vote for each share of Common Stock held at all meetings of stockholders (and written actions in lieu of meetings). On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders or by written consent in lieu of meeting, each holder of outstanding shares of Preferred Stock are entitled to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Preferred Stock held by such holder were convertible as of the record date for determining stockholders entitled to vote on such matter. Except as specifically indicated in the Company’s Fourth Amended and Restated Certificate of Incorporation (as amended, the “Restated Charter”) the holders of Preferred Stock voted together with the holders of Common Stock, as a single class and on an as-converted to Common Stock basis. The Non-Voting Common Stock was not entitled to vote on any matters presented to the stockholders of the Company for their action or consideration. The Restated Charter also included certain customary preferred stock protective provisions which gave a specified majority of the outstanding shares of Series A2 Preferred Stock the right to approve certain customary fundamental actions by the Company.

The holders of record of the Common Stock and Preferred Stock, voting together as a single class, were entitled to elect the directors of the Company.

The Restated Charter contained certain restrictions on the Company’s ability to pay dividends on its Common Stock without also simultaneously paying dividends on the Preferred Stock.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to its stockholders or, in the case of a Deemed Liquidation Event (as defined in the Restated Charter) the consideration or proceeds available for distribution, as the case may be, were to be distributed to the holders of Series A4 Preferred Stock, Series A3 Preferred Stock, Series A2 Preferred Stock, Series A1 Preferred Stock, Series Seed Preferred Stock, Common Stock and Non-Voting Common Stock, pro rata based on the number of shared held by each such holder, treating for this purpose all such shares as if they had been converted to Common Stock pursuant to the terms of the Restated Charter immediately prior to such liquidation, dissolution or winding up of the Company or Deemed Liquidation Event. No share of Common Stock, Non-Voting Common Stock or Preferred Stock enjoyed a liquidation preference of priority with respect to any such distributions.

Each share of Preferred Stock was convertible, at the option of the holder thereof, at any time and from time to time and without the payment of additional consideration by the holder thereof, into such number of shares of Common Stock as is determined by dividing the Reference Price (as defined below) of such share of Preferred Stock by the Conversion Price (as defined below) of such share of Preferred Stock. The “Series A4 Conversion Price” and “Series A4 Reference Price” were both initially equal to $2.25. The “Series A3 Conversion Price” and “Series A3 Reference Price” were both initially equal to $4.23. The “Series A2 Conversion Price” and “Series A2 Reference Price” were both initially equal to $1.80. The “Series A1-A Conversion Price” and “Series A1-A Reference Price” were both initially equal to $1.20. The “Series A1-B Conversion Price” and “Series A1-B Reference Price” were both initially equal to $1.50 and the “Series Seed Conversion Price” and “Series Seed Reference Price” were both initially equal to $20.7626. Accordingly, all shares of Preferred Stock were convertible to Common Stock on a one-to-one basis. The Restated Charter provided for customary broad-based weighted-average anti-dilution adjustments to the Series A2 Conversion Price or the Series A1-A Conversion Price in the event of issuances or deemed issuances of Common Stock at prices below the effective Series A2 Conversion Price or Series A1-A Conversion Price. The conversion prices of all Preferred Stock were also subject to other customary adjustments in the case of certain dividends, distributions, stock splits, stock combinations, reorganizations and similar transactions effecting the Common Stock. All outstanding shares of Preferred Stock were also subject to mandatory conversion to Common Stock upon election of the requisite majority of holders of Series A2 Preferred Stock or an initial public offering of the Company’s common stock meeting certain specified qualification.

On May 19, 2020, the Company entered into a Series A Preferred Stock Purchase Agreement (the “Purchase Agreement”), with holders of the Company’s then-outstanding convertible notes. Under the Purchase Agreement, on May 19, 2020, the convertible notes were converted to 7,152,551 Series A1-A, 2,977,544 Series A1-B and 1,225,153 Series A2 preferred shares at par value of $0.00001 per share for a total carrying costs of $10,726,543.

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 19 – STOCKHOLDERS’ DEFICIT (CONTINUED

On July 31, 2020, the Company issued 605,777.5 Series A1-A and 126,722.5 Series A2 preferred shares upon the exercise of warrant to purchase shares of stock and an exercise price of $0.60 per share under the terms of the respective warrant agreement for a total consideration of approximately $440,000.

On August 24, 2020, the Company issued 75,000 Series A2 preferred shares upon the exercise of warrant to purchase shares of stock under the terms of the respective warrant agreement for a total consideration of $0.

On August 26, 2020, the Company issued 60,000 voting common shares for professional services performed in the amount of $15,000.

On August 26, 2020, the Company issued 29,332 voting common shares for professional services performed in the amount of $7,333.

On October 7, 2020, the Company issued 1,031,243 voting common shares to each purchaser of bridge notes based on 257.5261 shares for each $1,000 principal amount of notes purchased for a total consideration $0 (see Note 11).

On February 18, 2021, the Company filed its Restated Charter. On July 30, 2021, this was amended by the Company, further amended on August 19, 2021 and further amended on September 20, 2021.

On December 17, 2021, the Company issued 765,862 Series A2 preferred shares upon the exercise of warrant to purchase shares of stock and an exercise price of $0.25 per share under the terms of the respective warrant agreement for a total consideration of $191,466.

The different classes of preferred stock issued are set forth below:

	December 31, 2021	December 31, 2020
Series A1-A Preferred Shares	7,758,328	7,758,328
Series A2 Preferred Shares	2,192,738	1,426,876
Series A1-B Preferred Shares	2,977,544	2,977,544
Total	12,928,610	12,162,748